Dividends to shareholders - Dividends Paid (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Dividends to shareholders
Dividends charged to equity	$ 3,543	$ 3,540	$ 3,537
Exchange (gain)/losses on payment of dividend	(4)	3
Hedge contracts relating to dividend payments	(20)	18	(51)
Dividends paid	$ 3,519	$ 3,561	$ 3,486